Tax Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Tax Assets And Liabilities [Abstract]
Summary of Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2019	2020
Deductible temporary differences	34,703	39,963
Minimum alternate tax	644	—
Tax loss carry forwards	196,731	164,590
Total	232,078	204,553

Summary of Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	Assets		Liabilities		Net
Particulars	2019	2020	2019	2020	2019	2020
Intangible assets	—	—	(30,002)	(20,916)	(30,002)	(20,916)
Trade and other receivables	—	48	—	—	—	48
Employee benefits	—	119	—	—	—	119
Other non-current liabilities	—	5	—	—	—	5
Share based payments	115	228	—	—	115	228
Tax loss carry forwards	29,286	18,739	—	—	29,286	18,739
Deferred tax assets/ (liabilities) before set off	29,401	19,139	(30,002)	(20,916)	(601)	(1,777)
Set off	(29,401)	(19,139)	29,401	19,139	—	—
Net deferred tax assets/(liabilities)	—	—	(601)	(1,777)	(601)	(1,777)

Summary of Movement in Deferred Tax Assets/(Liabilities)

Movement in deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2018	Acquired in business combination	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2019	Acquired in business combination	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2020
Property, plant and equipment	(390)	—	362	—	28	—	—	—	—	—	—
Intangible assets	(33,675)	(1,688)	3,147	—	2,214	(30,002)	(1,890)	9,110	—	1,866	(20,916)
Trade and other receivables	—	—	—	—	—	—	—	51	—	(3)	48
Employee benefits	—	—	—	—	—	—	—	66	—	53	119
Share based payments	—	—	115	—	—	115	—	241	—	(128)	228
Tax loss carry forwards	33,950	371	(2,824)	—	(2,211)	29,286	—	(9,034)	—	(1,513)	18,739
Other non-current liabilities	—	—	—	—	—	—	—	(56)	—	61	5
Total	(115)	(1,317)	800	—	31	(601)	(1,890)	378	—	336	(1,777)